UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road Plainsboro, New Jersey 08536

Name and address of agent for service:	Joseph Malone Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1 – Reports to Stockholders –

08

Invests primarily in Australian and Asian debt securities.

Aberdeen Asia-Pacific Income Fund, Inc.

Semi-Annual Report

April 30, 2008

Letter to Shareholders

June 16, 2008

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) for the six months ended April 30, 2008. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation.

Net Asset Value Performance

The Fund’s total return based on net asset value (“NAV”) was 1.09% over the six months ended April 30, 2008 and 9.45% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund’s share price decreased by 1.1% over the six months, from $6.29 on October 31, 2007 to $6.22 on April 30, 2008. The Fund’s share price on April 30, 2008 represented a discount of 8.9% to the NAV per share of $6.83 on that date, compared with a discount of 10.0% to the NAV per share of $6.99 on October 31, 2007. At the date of this letter, the share price was $6.07 representing a discount of 8.9% to the NAV per share of $6.66.

Asia: 42.0% of Total Investments Invested in Asian Debt Securities

As of April 30, 2008, the Fund held 42.0% of its total investments in Asian debt securities (including New Zealand). Of the Fund’s total investments, 27.5% were held in U.S. dollar denominated bonds issued by foreign issuers, bringing the Fund’s total U.S. dollar exposure to 40.6%.

Credit Quality: 73.8% of Securities Rated or Deemed Equivalent to A or Better

As of April 30, 2008, 73.8% of the Fund’s portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by Aberdeen Asset Management Asia Limited (the “Investment Manager”) to be of equivalent quality.

Distributions

Distributions to common shareholders for the twelve months ended April 30, 2008 totaled 42 cents per share. Based on the share price of $6.22 on April 30, 2008, the distribution rate over the twelve months then ended was 6.8%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On June 11, 2008, the Board of Directors authorized a monthly distribution of 3.5 cents per share, payable on July 11, 2008 to common shareholders of record as of June 30, 2008.

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent the Fund does not generate earnings from dividends, interest and net realized capital gains equal to or in excess of the aggregate distributions paid by the Fund, paid-in capital, which is a non-taxable return of capital. It is the Board’s intention that the monthly distribution of 3.5 cents per share be maintained for twelve months, beginning with the July 11, 2008 distribution payment. This policy is subject to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2008.

Share Repurchase Policy

The Board’s policy is generally to buy back Fund shares on the open market when the Fund trades at certain discounts to NAV. The Board decided that the Fund would implement a share buy back in December 2007 since the Fund’s shares were trading at an 8% or greater discount to net asset value. For the six months ended April 30, 2008, the Fund repurchased 1,212,100 shares.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the information on Form N-Q available to shareholders on the Fund’s

Aberdeen Asia-Pacific Income Fund, Inc.

Letter to Shareholders (concluded)

website or upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2007, is available: (i) upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465; and (ii) on the SEC’s website at http://www.sec.gov.

Investor Relations Information

For information about the Fund, daily updates of share price, NAV and details of distributions, please contact Aberdeen Asset Management Inc. by:

•	calling toll free at 1-800-522-5465 in the United States,
•	emailing InvestorRelations@aberdeen-asset.com, or
•	visiting the website at www.aberdeenfax.com.

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,

Vincent Esposito

President

All amounts are U.S. dollars unless otherwise stated.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund may be required to indicate the sources of certain distributions to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2007, including the distribution paid on June 13, 2008, are comprised of 48% net investment income and 52% return of paid-in capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2009, a Form 1099-DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2008 calendar year.

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”) which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per transaction, with a maximum of $10,000 per month, and an aggregate annual limit of $120,000. Under this arrangement, The Bank of New York Mellon Corporation (the “Plan Agent”) will purchase shares for you on the American Stock Exchange or otherwise on the open market on or before the investment date. The investment date is the 15th day of each month, but if such date is not a business day, the preceding business day.

As a participant in the Plan, you will benefit from:

•	Automatic reinvestment – the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;
•	Lower costs – shares are purchased on your behalf under the Plan at low brokerage rates. Brokerage on share purchases is currently 2 cents per share;
•	Convenience – the Plan Agent will hold your shares in non-certificated form and will provide a detailed plan account statement of your holdings at the end of each month.

To request a brochure containing information on the Plan, together with an enrollment form, please contact the Plan Agent:

The Bank of New York Mellon Corporation

Shareholder Relations Department

480 Washington Blvd.

Jersey City, NJ 07310

or call toll free at 1-866-221-1606.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2008, the Fund’s share price was $6.22, which represented a discount of 8.9% to the NAV per share of $6.83. As of June 16, 2008, the share price was $6.07, representing a discount of 8.9% to the NAV per share of $6.66.

Redemption of the Auction Market Preferred Stock

On April 18, 2008, the Fund announced that it would redeem all the issued and outstanding shares of its series of Auction Market Preferred Stock (the “AMPS”) pursuant to their terms and replace the AMPS with debt financing from a loan of an equivalent amount from a syndicate of major financial institutions led by Scotia Capital. The Fund undertook this transaction in response to liquidity issues in the AMPS market. In early February 2008, for the first time in the history of the Fund’s AMPS program, the Fund did not receive sufficient hold orders and purchase requests for its AMPS. As a result, the amount sold by each selling AMPS holder was reduced pro rata or to zero. In addition, the dividend rate on the AMPS, which was normally set by means of a Dutch Auction procedure, automatically reset to the maximum rate permitted under the AMPS program.

On April 21, 2008, the Fund entered into the loan facility with a syndicate led by Scotia Capital in the amount of $600 million, with an initial draw of $325 million and a subsequent draw of $100 million on April 24, 2008 to redeem respective series of the Fund’s AMPS at the end of April. For the period ended, April 30, 2008, the average interest rate on the loan facility was 4.23%.

As of April 30, 2008, $175 million of the AMPS remained outstanding, which represented two series of AMPS were subsequently redeemed in May 2008. The average dividend rate paid on the AMPS was 5.30% over the quarter ended April 30, 2008, compared with an interest rate of 2.73% for 30-day U.S. commercial paper over the same period. These rates were higher than the preceding quarter due to the payment of the maximum rate permitted under the AMPS program.

Loan Facility and the Use of Leverage

The Fund utilizes leverage to seek to increase the yield for its common stockholders. Following redemption of the AMPS, using leverage for investment purposes involves borrowing under the loan facility and investing those proceeds at higher rates than the rates in the Fund’s portfolio. However, the cost of leverage could exceed the income earned by the Fund on the proceeds of such leverage. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund’s common stock will decrease. In addition, in the event of a general market decline in the value of assets in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Non-recurring expenses in connection with the implementation of the loan facility and the redemption of the AMPS will also reduce the Fund’s performance.

The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The funds borrowed pursuant to the loan facility may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The Fund is not permitted to declare dividends or other distributions unless there is no event of default under the loan facility. As described below, in the event of a default under the credit agreement, the lenders have the right to cause a liquidation of the collateral (i.e., sell portfolio securities and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Finally, because the Fund’s AMPS did not have a maturity date, they were considered to be a “perpetual” form of leverage. The loan facility has a term of 364 days; there can be no assurance that the loan facility will be available for renewal on acceptable terms, if at all.

The credit agreement governing the loan facility includes usual and customary covenants for this type of transaction. These covenants impose on the Fund asset coverage requirements, fund composition requirements and limits on certain investments, such as illiquid investments, that are more stringent than those imposed on the Fund by the 1940 Act. These covenants or guidelines could impede the Investment Manager or Investment Adviser from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. These covenants also include limits on the Fund’s ability to (i) issue preferred shares or forms of indebtedness, (ii) incur liens, (iii) change its investment objective or fundamental investment restrictions without the approval of lenders, (iv) amend the Fund’s organizational documents in a manner which could

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (concluded)

adversely affect the rights and remedies of the lenders, or (v) create, incur, assume or permit to exist certain debt except for certain specified types of debt. In addition, the credit agreement does not permit the Fund’s asset coverage ratio (as defined in the agreement) to fall below 300% at any time.

Furthermore, non-compliance with such covenants or the occurrence of other events could lead to the cancellation of the loan facility. These other events include, but are not limited to:

•	Non-payment by the Fund of certain obligations to the lenders and other parties;
•	Involuntary or voluntary liquidation, reorganization or other debt relief proceedings are commenced against or by the Fund;
•

Aberdeen Asset Management Limited ceases to be the Investment Adviser to the Fund; State Street Bank and Trust Company ceases to be the Fund’s custodian, or Aberdeen Asset Management, Inc., ceases to be the Fund’s administrator.

•	Aberdeen Asset Management Asia Limited ceases to be owned or controlled by Aberdeen Asset Management PLC;
•	Suspension or de-listing of the Fund’s shares from trading on The American Stock Exchange.

The credit agreement permits, in certain circumstances, the Fund to cure non-compliance or seek waivers or approvals from the lenders. However, in the event that the loan facility were cancelled or were not available for renewal, the Fund may not be able to find other financing on acceptable terms, if at all. Should the Fund be unable to find other sources for financing, it would be forced to “de-leverage” by making significant sales of its portfolio investments. De-leveraging could involve the sales of some securities under unfavorable market conditions in order to repay the lenders. Furthermore, these sales may realize capital gains. Because capital gains must be distributed to the Fund’s stockholders, the Fund may need to sell additional portfolio securities under unfavorable market conditions in order to fund such distributions.

The Fund’s Investment Management Agreement, under which the Fund pays the Investment Manager a fee based on the Fund’s assets applicable to shares of common and preferred stock, has been reformed in order to reflect the implementation of the loan facility and the completion of the AMPS redemption. Because the Fund no longer uses preferred stock (i.e. the AMPS) in order to leverage, the Fund and the Investment Manager have agreed to reform the Investment Management Agreement to reflect that the parties’ intention that the investment management fee be paid based on the Fund’s Managed Assets (including assets attributable to any form of investment leverage). For purposes of this calculation, “Managed Assets” of the Fund means total assets of the Fund, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means.

Interest Rate Swaps

The Fund has entered into interest rate swap agreements, based on an aggregate notional amount of $240 million, which represented 40% of the total borrowings and AMPS outstanding. Under the terms of the swap agreements currently in effect, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Remaining Terms as of April 30, 2008	Amount (in $ million)	Fixed Rate Payable (%)
30 months	96	4.055
6 months	144	3.540

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreements. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the loan outstanding. The implementation of this strategy is at the discretion of the Leverage Committee of the Board of Directors.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio Composition

Quality of Investments

As of April 30, 2008, 73.8% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of April 30, 2008, compared with the previous six and twelve months:

	AAA/Aaa %	AA/Aa %	A %	BBB/Baa %	BB/Ba* %	B* %
April 30, 2008	46.7	6.9	20.2	9.8	15.5	0.9
October 31, 2007	45.9	4.0	20.7	10.5	17.5	1.4
April 30, 2007	49.0	3.3	21.0	8.4	17.0	1.3

*	Below investment grade

Geographic Composition

The table below shows the geographical composition (i.e., with U.S. dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of April 30, 2008, compared with the previous six and twelve months:

	Australia %	Asia (including NZ) %	United States %
April 30, 2008	54.8	42.0	3.2
October 31, 2007	53.6	44.7	1.7
April 30, 2007	52.2	43.8	4.0

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of April 30, 2008, compared with the previous six and twelve months:

Date	Australian Dollar %	Asian Currencies (including NZ dollar) %	US Dollar* %
April 30, 2008	46.7	12.7	40.6
October 31, 2007	45.6	21.9	32.5
April 30, 2007	50.7	25.2	24.1

*	Includes U.S. dollar denominated bonds issued by foreign issuers: 27.5% on April 30, 2008, 28.9% on October 31, 2007, and 28.8% on April 30, 2007.

Maturity Composition

As of April 30, 2008, the average maturity of the Fund’s total investments was 7.2 years, compared with 7.9 years at October 31, 2007. The following table shows the maturity composition of the Fund’s investments as of April 30, 2008, compared with the previous six and twelve months:

Date	Under 3 Years %	3 to 5 Years %	5 to 10 Years %	10 Years & Over %
April 30, 2008	34.7	21.6	32.2	11.5
October 31, 2007	27.0	23.5	36.8	12.7
April 30, 2007	31.4	19.6	33.6	15.4

Aberdeen Asia-Pacific Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies from the previous six and twelve month periods.

	April 30, 2008	October 31, 2007	April 30, 2007
Australia
90 day bank bills	7.80%	7.01%	6.38%
10 year bonds	6.29%	6.15%	5.88%
Australian Dollar	$0.94	$0.93	$0.83
Malaysia
90 day T-bills	3.34%	3.49%	3.35%
10 year bonds	3.75%	3.72%	3.49%
Malaysian Ringgit*	~~R~~3.16	~~R~~3.34	~~R~~3.42
New Zealand
90 day bank bills	8.85%	8.68%	8.09%
10 year bonds	6.54%	6.45%	6.09%
New Zealand Dollar	$0.78	$0.77	$0.74
Philippines
90 day T-bills	N/A%	N/A%	3.73%
10 year bonds	N/A%	N/A%	6.58%
Philippines Peso*	~~P~~42.27	~~P~~43.68	~~P~~47.61
Singapore
90 day T-bills	0.95%	2.27%	2.20%
10 year bonds	2.44%	2.81%	2.68%
Singapore Dollar*	~~S~~$1.36	~~S~~$1.45	~~S~~$1.52
South Korea
90 day T-bills	4.99%	6.15%	4.95%
10 year bonds	5.14%	5.56%	5.15%
South Korean Won*	~~W~~1,002.65	~~W~~900.70	~~W~~930.50
Thailand
90 day deposits	2.25%	2.25%	2.75%
10 year bonds	4.74%	4.81%	3.86%
Thai Baht*	~~B~~31.71	~~B~~33.99	~~B~~34.78
US$ Bonds**
Hong Kong	3.43%	4.73%	5.08%
Malaysia	3.45%	4.68%	5.10%
Philippines	6.16%	4.58%	5.20%
South Korea	4.79%	5.10%	5.16%

*	These currencies are quoted Asian currency per U.S. dollar. The Australian and New Zealand dollars are quoted U.S. dollars per currency.
**	Sovereign issues.

Aberdeen Asset Management Asia Limited

June 2008

Aberdeen Asia-Pacific Income Fund, Inc.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Statements

As of April 30, 2008

Portfolio of Investments (unaudited)

As of April 30, 2008

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS—123.1%
AUSTRALIA—70.0%
AUD	15,000	ABN Amro Bank NV, 6.50%, 5/17/13 (a)(b)	$12,155,947
AUD	5,000	AMP Bank, Ltd., 8.7633%, 4/07/09 (a)(b)	4,701,178
AUD	12,000	ANZ Banking Corporation, 6.25%, 5/23/11 (a)(b)	10,518,059
AUD	14,000	ANZ Banking Corporation, 8.50%, 4/22/13	13,087,004
AUD	20,000	Asian Development Bank, 7.125%, 3/19/13	18,765,370
AUD	22,000	Australia Postal Corporation, 6.00%, 3/25/09	20,422,546
AUD	9,000	AXA SA, 7.50%, 10/26/16 (a)(b)	6,855,303
AUD	8,000	AXA SA, 9.2067%, 10/26/16 (a)(b)	6,853,447
AUD	7,000	Bank of America Corp., 6.50%, 9/15/09	6,406,802
AUD	12,000	BHP Finance Limited, 6.25%, 8/15/08	11,257,874
AUD	16,500	Caisse d’Amortissement de la Dette Sociale, 7.50%, 2/28/13	15,631,566
AUD	4,000	CFS Gandel Retail Trust, 6.25%, 12/22/14	3,145,654
AUD	5,000	CFS Gandel Retail Trust, 8.085%, 7/31/09 (a)(b)	4,656,942
AUD	15,000	Cie de Financement Foncier, 6.25%, 1/30/17	13,093,227
AUD	9,700	Citigroup, Inc., 6.50%, 2/13/17	7,883,240
AUD	51,650	Commonwealth of Australia, 6.00%, 2/15/17	47,782,926
AUD	58,000	Commonwealth of Australia, 6.25%, 4/15/15	54,599,392
AUD	41,500	Commonwealth of Australia, 6.50%, 5/15/13	39,538,041
AUD	98,600	Commonwealth of Australia, 7.50%, 9/15/09	94,144,914
AUD	6,000	Commonwealth of Australia, 8.75%, 8/15/08	5,691,118
AUD	35,200	Commonwealth Bank of Australia, 6.25%, 9/01/09	32,632,400
AUD	2,400	Deutsche Bank AG, 7.50%, 10/19/12	2,172,042
AUD	13,500	Dexia Municipal Agency, 5.75%, 2/07/12	11,913,354
AUD	15,000	Eurofima, 6.00%, 8/15/10	13,700,655
AUD	17,000	European Investment Bank, 6.00%, 8/14/13	15,149,180
AUD	21,500	European Investment Bank, 7.00%, 1/24/12	20,085,708
AUD	5,500	FGL Finance Australia, Ltd., 6.25%, 3/17/10	4,987,622
AUD	9,500	General Electric Capital Australia Funding Pty, 5.75%, 2/11/10	8,472,557
AUD	4,500	General Electric Capital Australia Funding Pty, 6.00%, 6/15/11	3,928,452
AUD	10,700	General Electric Capital Australia Funding Pty, 6.00%, 8/17/12	9,066,955
AUD	11,000	General Electric Capital Australia Funding Pty, 6.00%, 5/15/13	9,187,597
AUD	30,000	General Electric Capital Australia Funding Pty, 6.50%, 11/15/11	26,336,698
AUD	4,000	General Property Trust Management, 6.50%, 8/22/13	3,217,825
AUD	12,500	Goldman Sachs Group, Inc., 6.35%, 4/12/16	9,850,997
AUD	4,000	HBOS PLC, 6.75%, 5/01/12 (a)(b)	3,322,195
AUD	5,000	Heritage Building Society, Ltd., 8.5267%, 12/04/11 (a)(b)	4,470,789
AUD	10,000	HSBC Finance Corp., 6.50%, 9/22/11	8,555,308
AUD	4,000	HSBC Finance Corp., 8.055%, 9/22/11 (a)(b)	3,578,926
AUD	24,500	Hypo Real Estate Bank Intl., 6.25%, 8/16/11	22,118,446
AUD	5,000	Hypo Real Estate Bank Intl., 8.01%, 2/22/11 (a)(b)	4,624,948
AUD	10,000	ING Bank Australia, Ltd., 7.00%, 4/24/12	8,902,913
AUD	5,000	Instituto de Credito Oficial, 5.50%, 10/11/12	4,387,950
AUD	14,000	International Finance Corp., 7.50%, 2/28/13	13,342,744
AUD	25,000	Kreditanstalt fuer Wiederaufbau, 7.50%, 8/26/11	23,638,761
AUD	25,000	Landwirtschaftliche Rentenbank, 6.00%, 9/15/09	23,071,904
AUD	14,000	Landwirtschaftliche Rentenbank, 6.00%, 5/30/13	12,398,470
AUD	1,500	Macquarie Bank, Ltd., 6.50%, 9/15/09 (a)(b)	1,356,305

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2008

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
AUSTRALIA (continued)
AUD	7,000	Macquarie Bank, Ltd., 6.50%, 5/31/12 (a)(b)	$6,040,165
AUD	5,000	Macquarie Bank, Ltd., 8.34%, 5/31/12 (a)(b)	4,190,852
AUD	4,500	Melbourne Airport, 6.75%, 6/15/08	4,237,501
AUD	10,000	Merrill Lynch & Co., Inc., 6.085%, 10/06/10	8,641,742
AUD	6,000	Merrill Lynch & Co., Inc., 6.75%, 3/12/14	4,842,118
AUD	5,000	Mirvac Group Funding, Ltd., 8.4067%, 9/15/10 (a)(b)	4,607,691
AUD	11,500	Monumental Global Funding, Ltd., 6.50%, 11/08/11	9,949,111
AUD	5,000	Morgan Stanley, 8.3417%, 3/01/13 (a)(b)	4,407,249
AUD	3,500	National Capital Trust III, 8.8133%, 9/30/16 (a)(b)	2,626,288
AUD	2,500	National Wealth Management, 6.75%, 6/16/16 (a)(b)	1,927,228
AUD	15,000	Nederlands Waterschapsbank, 5.875%, 3/15/10	13,708,750
AUD	4,530	Nederlands Waterschapsbank, 6.25%, 3/30/12	4,087,728
AUD	20,500	New South Wales Treasury Corporation, 6.00%, 5/01/12	18,658,930
AUD	26,000	New South Wales Treasury Corporation, 7.00%, 12/01/10	24,477,699
AUD	5,000	Orica Ltd., 9.2133%, 6/11/09	4,744,513
AUD	5,000	QBE International Holdings PLC, 9.38%, 8/03/10 (a)(b)	4,608,163
AUD	5,000	QIC Shopping Centre Fund Pty. Ltd., 8.47%, 6/05/09 (a)(b)	4,691,272
AUD	10,000	Queensland Treasury Corporation, 6.00%, 7/14/09	9,325,263
AUD	38,400	Queensland Treasury Corporation, 6.00%, 6/14/11	35,232,089
AUD	45,000	Queensland Treasury Corporation, 6.00%, 8/14/13	40,775,762
AUD	24,000	Queensland Treasury Corporation, 6.00%, 10/14/15	21,445,748
AUD	9,000	Queensland Treasury Corporation, 6.00%, 9/14/17	7,981,917
AUD	17,000	Queensland Treasury Corporation, 6.00%, 6/14/21	14,926,599
AUD	5,000	Rabobank Capital Fund Trust, 8.5333%, 12/31/14 (a)(b)	4,100,492
AUD	13,000	Rabobank Nederland, 6.00%, 3/18/10	11,832,002
AUD	4,800	RWH Finance Pty. Limited, 6.20%, 3/26/17	3,904,259
AUD	10,000	Snowy Hydro Ltd., 5.75%, 2/25/10	9,015,200
AUD	5,000	SNS Bank Nederland, 7.88%, 11/08/11 (a)(b)	4,514,973
AUD	10,000	SPI Australia Finance Pty. Ltd., 6.25%, 11/14/08	9,337,038
AUD	15,000	SPI Electricity & Gas, 6.50%, 11/03/11	13,245,226
AUD	10,500	St. George Bank, Ltd, 6.50%, 7/26/11 (a)(b)	8,961,605
AUD	5,000	Suncorp Metway Insurance, Ltd., 6.75%, 9/23/14 (a)(b)	4,016,785
AUD	5,000	Suncorp Metway Insurance, Ltd., 8.775%, 9/23/14 (a)(b)	4,403,329
AUD	3,500	Sydney Airport Finance, 6.25%, 11/21/11	3,094,344
AUD	21,500	Telstra Corporation, Ltd., 7.25%, 11/15/12	19,234,313
AUD	2,000	Telstra Corporation, Ltd., 8.75%, 1/20/15	1,765,690
AUD	25,000	Treasury Corp. of Victoria, 7.50%, 8/15/08	23,612,319
AUD	5,000	Wells Fargo & Co., 5.75%, 7/12/10	4,435,172
AUD	31,030	Western Australia Treasury Corporation, 7.00%, 4/15/11	29,244,402
AUD	25,000	Western Australia Treasury Corporation, 7.00%, 4/15/15	23,688,342
AUD	40,000	Western Australia Treasury Corporation, 7.50%, 10/15/09	37,933,388
AUD	12,820	Western Australia Treasury Corporation, 8.00%, 6/15/13	12,594,161
AUD	42,500	Western Australia Treasury Corporation, 8.00%, 7/15/17	43,076,581
AUD	9,000	Westpac Banking Corporation, 6.00%, 11/16/10 (a)(b)	7,841,289
AUD	16,500	Westpac Banking Corporation, 6.50%, 1/24/12 (a)(b)	14,164,861
AUD	5,000	Westpac Banking Corporation, 6.75%, 12/18/08 (a)(b)	4,653,546
AUD	5,000	Westpac Banking Corporation, 8.25%, 4/18/11	4,701,042
			1,261,166,988

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2008

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
CHINA—1.9%
USD	2,000	CFG Investment SAC, 9.25%, 12/19/10 (b)(c)	$1,930,000
USD	3,950	Nine Dragons Paper Holdings Ltd., 7.875%, 4/29/13 (c)	3,894,764
USD	5,400	Parkson Retail Group, Ltd, 7.125%, 5/30/10 (b)	5,184,000
USD	5,100	Parkson Retail Group, Ltd, 7.875%, 11/14/11	5,055,375
USD	10,000	People’s Republic of China, 9.00%, 1/15/96	14,088,000
USD	4,100	Xinao Gas Holdings Limited, 7.375%, 8/05/12	4,120,500
			34,272,639
HONG KONG—5.2%
USD	12,650	Bank of East Asia Ltd., 5.625%, 12/14/10 (a)(b)	12,997,913
USD	6,950	CITIC Ka Wah Bank, 9.125%, 5/31/12 (a)(b)	7,853,708
USD	3,900	Galaxy Entertainment Finance, 9.82875%, 12/15/08 (a)(b)(c)	3,880,500
USD	9,400	Hutchison Whampoa, Ltd., 6.25%, 1/24/14 (c)	9,724,366
USD	21,700	Hutchison Whampoa, Ltd., 6.50%, 2/13/13 (c)	22,523,624
USD	6,000	Hutchison Whampoa, Ltd., 7.00%, 2/16/11 (c)	6,341,190
USD	14,100	Hutchison Whampoa, Ltd., 7.45%, 11/24/33 (c)	15,258,343
USD	4,750	Swire Pacific MTN Financing Ltd., 6.25%, 04/18/18	4,724,936
USD	11,000	Wing Hang Bank Limited, 6.00%, 4/20/17 (a)(b)	10,047,257
			93,351,837
INDIA—4.0%
USD	7,000	ICICI Bank, 6.375%, 4/30/17 (a)(b)(c)	6,207,512
USD	8,000	ICICI Bank, 6.625%, 10/03/12 (c)	8,002,424
INR	1,600,000	JP Morgan India Government Bond Linked Note, 8.07%, 6/19/08 (a)	39,570,529
USD	9,600	NTPC, Ltd., 5.875%, 3/02/16	9,535,978
USD	7,250	Reliance Industries Limited, 10.25%, 1/15/97 (c)	8,182,133
			71,498,576
INDONESIA—7.2%
USD	5,500	Bank Danamon Indonesia, 7.65%, 3/30/09 (a)(b)(c)	5,527,500
IDR	220,000,000	Barclays Indonesia Government Bond Linked Note, 10.00%, 7/15/17	20,098,676
IDR	40,600,000	Indonesia Government, 12.00%, 9/15/11	4,409,150
IDR	30,000,000	Indonesia Government, 13.15%, 3/15/10	3,344,200
IDR	40,500,000	Indonesia Government, 13.15%, 1/15/12	4,531,248
USD	1,200	Indosat Finance, 7.125%, 6/22/10 (b)(c)	1,228,366
USD	14,700	Indosat Finance, 7.75%, 11/05/08 (b)(c)	15,154,185
USD	8,500	Majapahit Holding BV, 7.25%, 6/28/17 (c)	8,064,188
USD	5,600	Majapahit Holding BV, 7.875%, 6/29/37	5,188,910
USD	3,225	Medco Energi Internasional, 8.75%, 5/22/08 (b)(c)	3,204,615
USD	6,000	MGTI Finance Company, Ltd., 8.375%, 9/15/10	6,079,152
USD	5,250	PT Bank Lippo TBK, 7.375%, 11/22/11 (a)(b)	4,878,100
USD	8,050	PT Bank Rakyat Indonesia, 7.75%, 10/30/08 (a)(b)	7,757,399
USD	19,200	Republic of Indonesia, 6.625%, 2/17/37 (c)	17,060,832
USD	21,850	Republic of Indonesia, 7.25%, 4/20/15 (c)	23,243,265
			129,769,786
MALAYSIA—6.9%
USD	5,500	Bumiputra Commerce Bank Berhad, 5.125%, 10/16/08 (a)(b)	5,550,820
USD	4,700	Hong Leong Bank Berhad, 5.25%, 8/03/10 (a)(b)	4,858,418

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2008

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
MALAYSIA (continued)
USD	2,650	IOI Ventures, 5.25%, 3/16/15	$2,576,481
MYR	22,100	Malaysia Government, 3.502%, 5/31/27	6,248,801
MYR	26,900	Malaysia Government, 3.702%, 2/25/13	8,571,222
MYR	55,000	Malaysia Government, 3.718%, 6/15/12	17,534,989
MYR	40,500	Malaysia Government, 4.305%, 2/27/09	12,920,577
USD	7,990	Malaysia Government, 7.50%, 7/15/11	8,776,368
USD	6,800	Petroliam Nasional Berhad, 7.00%, 5/22/12 (c)	7,409,606
USD	10,500	Petroliam Nasional Berhad, 7.75%, 8/15/15 (c)	12,318,463
USD	4,000	Petroliam Nasional Berhad, 7.875%, 5/22/22 (c)	4,956,704
USD	8,350	Public Bank Berhad, 5.00%, 6/20/12 (a)(b)	8,229,510
USD	3,200	Public Bank Berhad, 5.625%, 9/22/09 (a)(b)	3,199,155
USD	3,000	Telekom Malaysia, 7.875%, 8/01/25 (c)	3,496,518
USD	14,000	Tenaga Nasional Berhad, 7.50%, 1/15/96 (c)	13,333,320
USD	1,600	Tenaga Nasional Berhad, 7.625%, 4/01/11 (c)	1,741,691
USD	2,200	TM Global, Inc., 8.00%, 12/07/10 (c)	2,395,378
			124,118,021
NEW ZEALAND—1.7%
NZD	2,000	Bank of America Corp., 7.53%, 3/08/12	1,496,254
NZD	1,000	European Investment Bank, 7.25%, 2/08/10	773,529
NZD	2,000	General Electric Capital Corp., 6.50%, 9/28/15	1,409,360
NZD	2,000	General Electric Capital Corp., 7.00%, 7/15/09	1,522,291
NZD	2,000	HBOS Treasury Services PLC, 8.805%, 2/03/09 (a)	1,556,592
NZD	2,000	Morgan Stanley, 6.86%, 9/06/12	1,417,556
NZD	3,000	National Australia Bank, 8.954%, 7/18/08 (a)	2,343,861
NZD	2,500	Nederlandse Waterschapsbank, 6.50%, 10/17/08	1,929,362
NZD	4,500	New Zealand Government, 6.00%, 4/15/15	3,391,858
NZD	4,000	New Zealand Government, 7.00%, 7/15/09	3,124,829
NZD	1,500	Province of Manitoba, 6.375%, 9/01/15	1,104,674
NZD	5,500	Province of Ontario, 6.25%, 12/03/08	4,238,910
NZD	4,000	Province of Ontario, 6.25%, 6/16/15	2,916,703
NZD	1,500	Province of Quebec, 6.75%, 11/09/15	1,118,264
NZD	1,500	SLM Corp., 6.50%, 6/15/10	1,030,725
NZD	2,000	Toyota Motor Credit Corp., 6.75%, 9/21/09	1,528,671
			30,903,439
PHILIPPINES—12.0%
USD	4,000	Bangko Sentral ng Pilipinas, 8.60%, 6/15/27	4,660,000
USD	7,500	Land Bank of Philippines, 7.25%, 10/19/11 (a)(b)	7,473,443
USD	7,000	National Power Corporation, 6.875%, 11/02/16 (c)	7,118,514
USD	1,600	National Power Corporation, 9.875%, 3/16/10	1,687,318
PHP	290,000	Philippine Government, 9.125%, 9/04/16	7,207,016
PHP	133,000	Philippine Government, 11.875%, 5/29/23	3,864,322
PHP	68,000	Philippine Government, 12.00%, 1/13/09	1,656,644
PHP	95,000	Philippine Government, 13.00%, 4/25/12	2,583,875
PHP	372,800	Philippine Government, 18.00%, 11/26/08	9,269,182
USD	4,400	Philippine Long Distance Telephone Company, 8.35%, 3/06/17	4,906,000

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2008

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
PHILIPPINES (continued)
USD	5,300	Philippine Long Distance Telephone Company, 10.50%, 4/15/09	$5,578,250
USD	9,100	Philippine Long Distance Telephone Company, 11.375%, 5/15/12	10,965,500
USD	11,000	Republic of Philippines, 7.75%, 1/14/31	12,402,500
USD	9,450	Republic of Philippines, 8.25%, 1/15/14	10,807,965
USD	12,000	Republic of Philippines, 8.375%, 3/12/09	12,540,000
USD	24,000	Republic of Philippines, 8.375%, 2/15/11	26,428,800
USD	2,000	Republic of Philippines, 8.875%, 3/17/15	2,372,500
USD	4,000	Republic of Philippines, 9.00%, 2/15/13	4,655,200
USD	14,100	Republic of Philippines, 9.375%, 1/18/17	17,606,670
USD	14,000	Republic of Philippines, 9.875%, 3/16/10	15,330,000
USD	16,050	Republic of Philippines, 9.875%, 1/15/19	20,624,250
USD	15,879	Republic of Philippines, 10.625%, 3/16/25	22,329,050
USD	4,500	URC Philippines, Ltd., 8.25%, 1/20/10 (b)	4,647,015
			216,714,014
SINGAPORE—3.1%
USD	1,300	DBS Bank, 5.00%, 11/15/14 (a)(b)(c)	1,237,640
USD	1,800	DBS Bank, 5.125%, 5/16/12 (a)(b)(c)	1,700,289
USD	5,000	DBS Bank, 7.125%, 5/15/11 (c)	5,277,530
USD	7,500	DBS Bank, 7.657%, 3/15/11 (a)(b)(c)	7,686,705
USD	4,900	Flextronics International, Ltd., 6.50%, 5/15/08 (b)	4,789,750
SGD	36,000	Singapore Government, 2.625%, 4/01/10	27,343,275
USD	2,000	Stats Chippac, Ltd., 6.75%, 11/15/08 (b)	2,020,000
USD	5,350	Stats Chippac, Ltd., 7.50%, 7/19/10	5,510,500
			55,565,689
SOUTH KOREA—7.9%
USD	7,800	Equus Cayman Finance, Ltd., 5.50%, 9/12/08 (c)	7,889,224
USD	3,500	Hana Funding, Ltd., 8.748%, 12/17/12 (a)(b)	3,628,576
USD	5,900	Hanarotelecom, Inc., 7.00%, 2/01/12 (c)	6,038,202
USD	3,800	Hyundai Capital Services, 5.625%, 1/24/12	3,593,280
USD	2,400	Hyundai Motors Manufacturing, 5.30%, 12/19/08 (c)	2,406,000
USD	10,000	Korea Electric Power Corporation, 7.00%, 2/01/27	10,315,010
USD	3,900	Korea South-East Power Co., Ltd., 4.75%, 6/26/13	3,763,032
USD	12,000	Korea South-East Power Co., Ltd., 6.00%, 5/25/16 (c)	11,809,416
USD	7,600	Pusan Bank, 5.50%, 3/14/12 (a)(b)	6,906,546
USD	3,950	SC First Bank Korea, 7.267%, 3/03/14 (a)(b)(c)	4,004,664
USD	6,650	Shinhan Bank, 5.663%, 3/02/15 (a)(b)	5,661,743
USD	1,600	Shinhan Bank, 6.25%, 9/08/08 (a)(b)	1,609,885
KRW	6,550,000	South Korea National Debt, 4.00%, 6/10/10	6,415,688
KRW	6,125,000	South Korea National Debt, 4.25%, 9/10/14	5,859,016
KRW	12,100,000	South Korea National Debt, 4.75%, 12/10/09	12,035,291
KRW	10,000,000	South Korea National Debt, 5.00%, 9/10/16	9,918,426
KRW	8,500,000	South Korea National Debt, 5.25%, 12/10/10	8,550,399
KRW	26,674,000	South Korea National Debt, 6.91%, 7/18/11	28,188,670
USD	4,700	Woori Bank, 6.208%, 5/02/17 (a)(b)(c)	3,932,852
			142,525,920

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2008

Principal Amount (000)		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
TAIWAN—0.3%
USD	6,900	Cathay United Bank Co., Ltd., 5.50%, 10/05/15 (a)(b)(c)	$6,176,894
THAILAND—2.9%
USD	6,000	Bangkok Bank Public Company, 9.025%, 3/15/29 (c)	6,582,048
USD	4,700	Kasikornbank Public Company Limited, 8.25%, 8/21/16 (c)	5,120,208
USD	2,200	Krung Thai Bank PCL, 7.378%, 10/10/16 (a)(b)	1,870,858
USD	3,100	PTT Public Company Limited, 5.75%, 8/01/14 (c)	3,178,008
THB	47,000	Thailand Government, 4.125%, 11/01/12	1,475,204
THB	150,000	Thailand Government, 5.375%, 5/15/09	4,827,677
THB	227,000	Thailand Government, 5.375%, 11/30/11	7,501,015
THB	440,000	Thailand Government, 5.40%, 7/27/16	14,553,898
THB	94,500	Thailand Government, 5.625%, 1/12/19	3,157,456
THB	130,000	Thailand Government, 8.50%, 12/08/08	4,227,152
			52,493,524
		Total Long-Term Investments (cost $1,968,547,494)	2,218,557,327
SHORT-TERM INVESTMENTS—5.6%
NEW ZEALAND—0.1%
NZD	2,561	New Zealand Call Deposit, 2.00%, perpetual	2,001,135
THAILAND—1.1%
THB	135,000	Thailand Treasury Bill, Zero Coupon, 5/14/08	4,254,511
THB	176,000	Thailand Treasury Bill, Zero Coupon, 7/09/08	5,520,796
THB	70,000	Thailand Treasury Bill, Zero Coupon, 9/10/08	2,183,573
THB	90,900	Thailand Treasury Bill, Zero Coupon, 9/11/08	2,835,972
THB	55,000	Thailand Treasury Bill, Zero Coupon, 9/24/08	1,713,682
THB	100,000	Thailand Treasury Bill, Zero Coupon, 10/01/08	3,113,683
			19,622,217
UNITED STATES—4.4%
USD	79,705	Repurchase Agreement, State Street Bank and Trust Company, 1.63% dated 4/30/08, due 5/01/08 in the amount of $79,708,609 (collateralized by $26,260,000 U.S. Treasury Bond, 7.875% due 2/15/21; value $35,844,900 and $32,305,000 U.S. Treasury Bond, 8.00% due 11/15/21; value $45,469,288)	79,705,000
		Total Short-Term Investments (cost $101,180,963)	101,328,352
		Total Investments—128.7% (cost $2,069,728,458)	2,319,885,679

		Liabilities in Excess of Other Assets—(19.0%)	(342,234,787)
		Liquidation Value of Preferred Stock—(9.7%)	(175,000,000)
		Net Assets Applicable to Common Shareholders—100.0%	$1,802,650,892

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2008

AUD—Australian dollar	MYR—Malaysian ringgit	THB—Thailand baht
IDR—Indonesian rupiah	NZD—New Zealand dollar	USD—United States dollar
INR—Indian rupee	PHP—Philippine peso
KRW—South Korean won	SGD—Singapore dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2008.
(b)	The date presented for these instruments represents the next call/put date.
(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate market value of these securities amounted to $288,338,173 or 14.63% of net assets applicable to common shareholders.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate Paid	Floating Rate Received	Unrealized Depreciation
UBS AG	October 31, 2008	144,000	3.5400%	1 month LIBOR	$(737,176)
UBS AG	October 31, 2010	96,000	4.0550%	1 month LIBOR	(2,197,690)
					$(2,934,866)

Futures Contracts

	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contracts:
Australian Treasury Bond 6%—3 year	June 2008	1,760	$(754,020)
United States Treasury Note 6%—2 year	June 2008	58	(56,188)
United States Treasury Bond 6%—5 year	June 2008	69	(48,516)

Sale Contracts:
Australian Treasury Bond 6%—10 year	June 2008	72	51,837
United States Treasury Bond 6%—10 year	June 2008	8	(6,750)
United States Treasury Bond 6%—30 year	June 2008	115	(146,578)
			$(960,215)

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2008

Foreign Forward Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of April 30, 2008	Sale Value as of April 30, 2008	Unrealized Appreciation/ (Depreciation)
China Renminlbi/United States Dollar
settlement date 5/27/08	CNY171,887,300	USD24,700,000	$24,677,952	$24,700,000	$(22,048)

Malaysian Ringgit/United States Dollar
settlement date 7/14/08	MYR27,025,400	USD8,600,000	8,543,924	8,600,000	(56,076)

Singapore Dollar/United States Dollar
settlement date 5/20/08	SGD4,470,345	USD3,300,000	3,299,613	3,300,000	(387)
settlement date 5/27/08	SGD33,811,660	USD24,140,840	24,964,629	24,140,840	823,789
settlement date 6/24/08	SGD16,756,770	USD12,177,000	12,387,113	12,177,000	210,113

Vietnam Dong/United States Dollar
settlement date 5/27/08	VND159,567,750,000	USD16,500,000	15,983,905	16,500,000	(516,095)

United States Dollar/Australian Dollar
settlement date 7/01/08	USD97,656,090	AUD210,000,000	195,232,590	196,523,979	(1,291,389)

United States Dollar/Indonesian Rupiah
settlement date 5/27/08	USD13,053,000	IDR121,040,469,000	13,053,000	13,073,872	(20,872)

United States Dollar/Indian Rupee
settlement date 5/27/08	USD35,635,000	INR1,429,800,250	35,635,000	35,208,177	426,823

United States Dollar/Philippines Peso
settlement date 6/24/08	USD14,280,000	PHP599,100,250	14,280,000	14,133,528	146,472

United States Dollar/South Korean Won
settlement date 6/24/08	USD16,900,000	KRW17,104,490,000	16,900,000	17,044,974	(144,974)
settlement date 6/30/08	USD16,780,000	KRW16,659,184,000	16,780,000	16,601,053	178,947
settlement date 7/14/08	USD18,200,000	KRW17,757,740,000	18,200,000	17,695,364	504,636

United States Dollar/Thai Baht
settlement date 5/28/08	USD14,972,422	THB473,074,964	14,972,422	14,979,098	(6,676)
		Net USD Total	$414,910,148	$414,677,885	$232,263

AUD—Australian dollar	KRW—South Korean won	THB—Thailand baht
CNY—China renminlbi	MYR—Malaysian ringgit	USD—United States dollar
IDR—Indonesian rupiah	PHP—Philippine peso	VND—Vietnam dong
INR—Indian rupee	SGD—Singapore dollar

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of April 30, 2008 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,069,728,458	$271,353,323	$21,196,102	$250,157,221

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

As of April 30, 2008

Assets
Investments, at value (cost $2,069,728,458)	$2,319,885,679
Foreign currency, at value (cost $53,886,383)	54,270,110
Cash at broker	7,004,178
Interest receivable	35,339,594
Receivable for investments sold	22,267,621
Unrealized appreciation on forward foreign currency exchange contracts	2,290,780
Receivable for foreign forward currency exchange contracts closed	854,792
Prepaid expenses and other assets	162,083
Total assets	2,442,074,837

Liabilities
Bank loan payable (Note 5)	425,000,000
Payable for investments purchased	14,754,306
Dividends payable to common shareholders	9,235,148
Due to custodian	3,724,626
Payable for forward foreign currency exchange contracts closed	3,523,423
Unrealized depreciation on interest rate swaps	2,934,866
Unrealized depreciation on forward foreign currency exchange contracts	2,058,517
Investment management fee payable	1,121,632
Variation margin payable for futures contracts	960,215
Dividends payable to preferred shareholders	491,381
Interest payable on bank loan	301,632
Administration fee payable	283,138
Deferred foreign capital gains tax	35,061
Total liabilities	464,423,945
Preferred stock $.01 par value per share and $25,000 liquidation value per share applicable to 7,000 shares; (Note 6)	175,000,000

Net Assets Applicable to Common Shareholders	$1,802,650,892

Composition of Net Assets Applicable to Common Shareholders
Common stock (par value $.01 per share)	$2,638,615
Paid-in capital in excess of par	1,692,147,324
Distributions in excess of net investment income	(34,768,758)
Accumulated net realized loss on investments	(84,226,178)
Net unrealized depreciation on investments	(37,334,545)
Accumulated net realized foreign exchange losses	(21,470,311)
Net unrealized foreign exchange gains	285,664,745
Net Assets Applicable to Common Shareholders	$1,802,650,892
Net asset value per common share based on 263,861,544 shares issued and outstanding	$6.83

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2008

Net Investment Income

Income
Interest and amortization of discount and premium (net of foreign withholding taxes of $2,387,220)	$72,919,341

Expenses
Investment management fee	6,180,373
Administration fee	1,559,993
Auction agent’s fees and expenses	752,969
Bank loan fees and expenses	660,685
Legal fees and expenses	471,585
Custodian’s fees and expenses	424,453
Insurance expense	298,703
Reports to shareholders and proxy solicitation	204,199
Directors’ fees and expenses	166,975
Transfer agent’s fees and expenses	97,950
Investor relations fees and expenses	73,879
Independent auditors’ fees and expenses	70,681
Miscellaneous	164,578
Total operating expenses	11,127,023
Interest expense (Note 5)	443,819
Total expenses	11,570,842

Net investment income	61,348,499

Realized and Unrealized Gains/(Losses) on Investments, Swaps, Futures and Foreign Currencies

Net realized gain/(loss) on:
Investment transactions	(21,229,235)
Interest rate swaps	278,325
Futures contracts	274,250
Foreign currency transactions	62,784,453
42,107,793

Net change in unrealized appreciation/(depreciation) on:
Investments (including $35,061 deferred capital gain tax)	(21,350,074)
Interest rate swaps	(5,585,442)
Futures contracts	(589,820)
Foreign currency translation	(47,824,449)
(75,349,785)
Net loss on investments, swaps, futures and foreign currencies	(33,241,992)
Net Increase in Net Assets Resulting From Operations	28,106,507
Dividends to preferred shareholders from net investment income	(15,909,195)
Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	$12,197,312

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statements of Changes in Net Assets Applicable to Common Shareholders

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007

Increase/(Decrease) in Net Assets Applicable to Common Shareholders

Operations
Net investment income	$61,348,499	$117,330,341
Net realized gain/(loss) on investments, swaps and futures	(20,676,660)	13,576,612
Net realized gain on foreign currency transactions	62,784,453	53,662,509
Net change in unrealized appreciation/(depreciation) on investments, swaps and futures	(27,525,336)	(49,800,221)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	(47,824,449)	150,686,155
Net increase in total net assets resulting from operations	28,106,507	285,455,396
Dividends to preferred shareholders from net investment income	(15,909,195)	(32,692,938)
Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations	12,197,312	252,762,458

Distributions to common shareholders from:
Net investment income	(55,584,726)	(69,667,871)
Tax return of capital	–	(41,663,188)
Net decrease in net assets applicable to common shareholders	(55,584,726)	(111,331,059)

Common Stock Transactions
Repurchase of common stock resulting in the reduction of 1,212,100 and 0 shares of common stock, respectively	(7,409,793)	–
Total increase/(decrease) in net assets applicable to common shareholders	(50,797,207)	141,431,399

Net Assets Applicable to Common Shareholders
Beginning of period	1,853,448,099	1,712,016,700
End of period (including distributions in excess of net investment income of ($34,768,758) and ($24,623,336), respectively)	$1,802,650,892	$1,853,448,099

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights

For the Six Months Ended April 30, 2008 (unaudited)
PER SHARE OPERATING PERFORMANCE:(1)
Net asset value per common share, beginning of period	$6.99

Net investment income	0.23
Net realized and unrealized gains/(losses) on investments, swaps, futures and foreign currency transactions	(0.12)
Dividends to preferred shareholders from net investment income	(0.06)
Total from investment operations applicable to common shareholders	0.05

Distributions to common shareholders from:
Net investment income	(0.21)
Tax return of capital	–
Total distributions	(0.21)
Net asset value per common share, end of period	$6.83
Market value, end of period	$6.22

Total Investment Return Based on:(2)
Market value	2.31%
Net asset value	1.09%

Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:(3)
Net assets applicable to common shareholders, end of period (000 omitted)	$1,802,651
Average net assets applicable to common shareholders (000 omitted)	1,789,703
Operating expenses(4)	1.30% (6)
Operating expenses, excluding interest expense(4)(5)	1.25% (6)
Net investment income	5.11% (6)
Portfolio turnover	20%
Senior securities (preferred stock) outstanding (000 omitted)	$175,000
Asset coverage ratio on revolving credit facility at period end	565%
Asset coverage per $1,000 on revolving credit facility at period end	$5,653
Asset coverage ratio on preferred stock at period end	400%
Asset coverage per share on preferred stock at period end	$100,110

(1)	Based upon average shares outstanding.
(2)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(3)	Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred stock dividends to average net assets of common shareholders are 6.89%, 6.65%, 6.35%, 6.16%, 5.74%, and 7.08%, respectively.
(4)	Includes expenses of both preferred and common stock.
(5)	Excludes interest expense of 0.05% in 2008.
(6)	Annualized.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

For the Year Ended October 31,
2007	2006	2005	2004	2003

$6.46	$6.32	$6.42	$6.10	$5.06

0.44	0.40	0.41	0.36	0.40
0.63	0.27	(0.02)	0.41	1.09
(0.12)	(0.11)	(0.07)	(0.03)	(0.03)
0.95	0.56	0.32	0.74	1.46

(0.26)	(0.37)	(0.36)	(0.37)	(0.31)
(0.16)	(0.05)	(0.06)	(0.05)	(0.11)
(0.42)	(0.42)	(0.42)	(0.42)	(0.42)
$6.99	$6.46	$6.32	$6.42	$6.10
$6.29	$6.10	$5.76	$6.34	$6.03

10.18%	13.43%	(2.98% )	12.58%	53.64%
15.62%	9.48%	5.18%	12.69%	30.55%

$1,853,448	$1,712,017	$1,675,651	$1,700,459	$1,613,979
1,763,579	1,689,100	1,749,085	1,654,712	1,496,312
1.24%	1.22%	1.22%	1.30%	1.45%
1.24%	1.22%	1.22%	1.30%	1.45%
4.80%	4.65%	5.11%	5.22%	6.51%
32%	21%	16%	13%	37%
$600,000	$600,000	$600,000	$600,000	$600,000
–	–	–	–	–
–	–	–	–	–
409%	385%	379%	384%	369%
$102,227	$96,334	$94,819	$95,852	$92,249

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation. The Fund will seek to achieve its investment objective through investment in Australian and Asian debt securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Asia-Pacific Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in Asian debt securities, Australian debt securities and New Zealand debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. There can be no assurance that the Fund will achieve its objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

1.	Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America, using the United States dollar as both the functional and reporting currency. However, the Australian dollar is the functional currency for Federal tax purposes (see Taxes on page 25).

Securities Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Fund is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Fund might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Fund’s net asset value, the security may be valued at its fair value.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis.

Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Interest Rate and Currency Swaps:

The Fund may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or to hedge the borrowings and AMPS.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Fund does not anticipate non-performance by any counterparty.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts:

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are accrued on a daily basis and are determined as described in Note 6.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Recent Accounting Pronouncements:

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund will adopt FAS 157

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

during the fiscal 2009 year and the impact on the Fund’s financial statements, if any, is currently being assessed.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains/(losses) resulting from the repatriation of Australian dollars into U.S. dollars and realized currency gains and losses on non-functional currencies are recognized for U.S. tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund’s policy to meet the requirements of the United States of America Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109 (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remain open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Use of Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

Aberdeen Asset Management Asia Limited (the “Investment Manager”) serves as investment manager to the Fund and Aberdeen Asset Management Limited (the “Investment Adviser”) serves as investment adviser to the Fund, pursuant to a management agreement and an advisory agreement, respectively. The Investment Adviser is an indirect wholly-owned subsidiary of the Investment Manager, which is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC.

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

The management agreement provides the Investment Manager with a fee, payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly Managed Assets up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1.75 billion and 0.45% of such assets in excess of $1.75 billion.

The Investment Manager pays fees to the Investment Adviser for its services rendered. The Investment Manager informed the Fund that it paid $1,461,149 to the Investment Adviser during the year ended April 30, 2008.

Aberdeen Asset Management Inc. (“AAMI”), an affiliate of the Investment Manager and the Investment Adviser, is the Fund’s Administrator, pursuant to an agreement under which AAMI receives a fee, payable monthly, at an annual rate of 0.15% of the Fund’s average weekly Managed Assets up to $600 million and 0.125% of the Fund’s average weekly Managed Assets in excess of $600 million. Managed Assets are defined as net assets plus the amount of any borrowings, including AMPS, for investment purposes.

Under terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider. This agreement provides AAMI with a monthly retainer fee of $10,000 plus out-of-pocket expenses. During the six months ended April 30, 2008, the Fund incurred fees of $60,000 for the services of AAMI. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

3.	Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2008 aggregated $451,648,856 and $534,975,965, respectively.

4.	Common Stock

There are 400 million shares of $0.01 par value common stock authorized. At April 30, 2008, there were 263,861,544 common shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12-month period, if and when the discount to NAV is at least 8%. For the six months ended April 30, 2008 and the fiscal year ended October 31, 2007, the Fund repurchased 1,212,100 and 0 shares, respectively, through this program. The weighted average discount on shares repurchased by the Fund was 10.3% during the six months ended April 30, 2008.

5.	Revolving Credit Facility

On April 21, 2008, the Fund entered into revolving credit loan facility with a syndicate of major financial institutional led by Scotia Capital, with an initial draw of $325 million and a subsequent draw of $100 million on April 24, 2008. For the period ended April 30, 2008, the average interest rate on the loan facility was 4.23%. The interest expense is accrued on a daily basis and is payable to the Bank of Nova Scotia on a monthly basis.

The credit agreement governing the loan facility includes usual and customary covenants for this type of transaction. These covenants or guidelines could impede the Investment Manager or Investment Adviser from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. These covenants also include limits on the Fund’s ability to (i) issue preferred shares or forms of indebtedness, (ii) incur liens, (iii) change its investment objective or fundamental investment restrictions without the approval of lenders, (iv) amend the Fund’s organizational documents in a manner which could adversely affect the rights and remedies of the lenders, or (v) create, incur, assume or permit to exist certain debt

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

except for certain specified types of debt. In addition, the credit agreement does not permit the Fund’s asset coverage ratio (as defined in the agreement) to fall below 300% at any time.

6.	Preferred Stock

As of April 30, 2008, there are 24,000 shares of $.01 par value Auction Market Preferred Shares (“AMPS”) authorized. The 7,000 shares of AMPS outstanding consist of two series as follows: Series A – 3,000 shares and Series D – 4,000 shares. The AMPS have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared. The AMPS have rights as set forth in the Fund’s Articles of Amendment and Restatement.

Dividends on both series of AMPS are cumulative at a rate which resets every 28 days for Series A and D based on the results of an auction. Dividend rates ranged from 3.90% to 6.50% during the six months ended April 30, 2008. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding AMPS would be less than 200%.

7.	Subsequent Events

Subsequent to April 30, 2008, the Fund declared a monthly distribution of 3.5 cents per share payable on June 13, 2008 and July 11, 2008 to common shareholders of record as of May 30, 2008 and June 30, 2008, respectively.

Subsequent to April 30, 2008, dividends and distributions declared and paid on Preferred Stock totaled $686,860 for the two outstanding preferred share series in the aggregate through May 13, 2008.

Subsequent to April 30, 2008, AMPS Series D and A were redeemed on May 6, 2008 and May 13, 2008, respectively through further drawdown of the revolving credit facility.

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held on Tuesday, March 25, 2008 at 1735 Market Street, Philadelphia, Pennsylvania. The description of the proposals and number of shares voted at the meeting are as follows:

To elect two directors to serve as Class II directors for a two-year term expiring in 2011:

	Votes For	Votes Withheld
P. Gerald Malone	219,911,656	7,384,916
Peter D. Sacks	220,067,391	7,229,181

To elect two directors to represent the interests of the holders of preferred stock for the ensuing year:

	Votes For	Votes Withheld
William J. Potter	21,581	880
Brian M. Sherman	21,581	880

Directors whose term of office continued beyond this meeting are as follows: Martin Gilbert, Neville J. Miles, and John T. Sheehy.

Aberdeen Asia-Pacific Income Fund, Inc.

Corporate Information

Directors

P. Gerald Malone, Chairman

Martin J. Gilbert

Neville J. Miles

William J. Potter

Peter D. Sacks

John T. Sheehy

Brian M. Sherman

Officers

Vincent Esposito, President

Gary Bartlett, Vice President

Bill Bovingdon, Vice President

Martin Gilbert, Vice President

Gavin Goodhand, Vice President

Anthony Michael, Vice President

Jennifer Nichols, Vice President

Timothy Sullivan, Vice President

Vincent McDevitt, Vice President – Compliance

Joseph Malone, Treasurer and Principal Accounting Officer

Megan Kennedy, Assistant Treasurer

Lucia Sitar, Secretary

Investment Manager

Aberdeen Asset Management Asia Limited

21 Church Street

#01-01 Capital Square Two

Singapore 049480

Investment Adviser

Aberdeen Asset Management Limited

Level 6, 201 Kent Street

Sydney, NSW 2000, Australia

Administrator

Aberdeen Asset Management Inc.

1735 Market Street, 37th Floor

Philadelphia, PA 19103

Custodian

State Street Bank and Trust Company

One Heritage Drive

North Quincy, MA 02171

Transfer Agent

The Bank of New York Mellon Corporation

Shareholder Relations Department

480 Washington Blvd.

Jersey City, NJ 07310

1-866-221-1606

Auction Agent

Deutsche Bank Trust Company Americas

280 Park Avenue, 9th Floor

New York, NY 10018

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Investor Relations

Aberdeen Asset Management Inc.

1735 Market Street, 37th Floor

Philadelphia, PA 19103

1-800-522-5465

InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The accompanying Financial Statements as of April 30, 2008 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

The common shares of Aberdeen Asia-Pacific Income Fund, Inc. are traded on the American Stock Exchange under the symbol “FAX”. Information about the Fund’s net asset value and market price is available at www.aberdeenfax.com

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Asia-Pacific Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 – Code of Ethics.

Not required to be included in this filing.

Item 3 – Audit Committee Financial Expert.

Not required to be included in this filing.

Item 4 – Principal Accountant Fees and Services.

Not required to be included in this filing.

Item 5 – Audit Committee of Listed Registrants.

Not required to be included in this filing.

Item 6 – Investments.

(a) Included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required to be included in this filing.

Item 8 –  Portfolio Managers of Closed-End Management Investment Companies.

(a)

(1) Pursuant to Item 8(b), the information in the table below is as of the date of this filing.

Individual & Position	Services Rendered	Past Business Experience
Gavin Goodhand (Commenced June 2007) Senior Portfolio Manager [Sydney]	Senior Portfolio Manager Australian Fixed Income	Currently Senior Portfolio Manager Australian Fixed Income. Joined in June 2007 when Aberdeen acquired Deutsche Australia. Prior to the acquisition served as a member of the capital markets team since 1996 and became a senior portfolio manager.
William Bovingdon (Commenced June 2007) Head of Australian Fixed Income [Sydney]	Head of Australian Fixed Income	Currently is the Head of Australian Fixed Income. Joined in June 2007 when Aberdeen acquired Deutsche Australia where he served as Deputy CIO in addition to his role as Head of Australian Fixed Income. Prior to joining Deutsche, spent ten years at Treasury Corporation of Victoria as a fixed income specialist.

(2) The information in the table below is as of April 30, 2008.

	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicle Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
Name of Portfolio Manager	Number of Accounts	FUM USD($M)	Number of Accounts	FUM USD($M)	Number of Accounts	FUM USD($M)
Gavin Goodhand	2	$2,556,941	4	$1,240,306	10	$1,375,946
William Bovingdon	2	$2,556,941	2	$561,508	3	$1,832,122

Total Assets are as of April 30, 2008 and have been translated into U.S. dollars at a rate of £1.00 = $1.9806.

There are no accounts with respect to which part of the advisory fee is based on the performance of the account.

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the management of the other accounts (including the portfolio manager’s personal account, if the portfolio manager has an account), on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Adviser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts.

(3) The Aberdeen Group recognizes the need to provide a competitive compensation package in order to attract and retain high calibre staff. In addition to an attractive base salary and performance-related bonus, investment professionals also receive a competitive benefits package and participation in a company-wide stock ownership plan. Key executives participate in a substantial stock option plan, as well as cash-backed and equity-backed long-term incentive plans. A description of the various compensation plans is provided below:

Executive Share Option Plan. The Aberdeen Group has an executive share option plan. Options are granted based on an assessment of the individual’s expected contribution to future Aberdeen Group performance. Options are granted for no consideration. Options granted may only be exercised if the Aberdeen Group’s Remuneration Committee is satisfied that the prescribed performance criteria are met. The criteria have been chosen as being reflective of success in the industry sector within which the Aberdeen Group operates. The criteria have also been deemed to be appropriate in order to achieve the goal of delivering good returns to clients and shareholders alike.

Share Incentive Plan. The Share Incentive Plan is intended to encourage ownership of shares of Aberdeen PLC by employees of the Aberdeen Group, and is available to all executive directors and employees of the Aberdeen Group, thus aligning their interests with those of the shareholders. All executive directors and employees who have been employed for a minimum period of 12 months may participate in the Share Incentive Plan.

Pension. The Aberdeen Group offers a contributory money purchase pension plan to which the employer’s contribution is 15% of basic salary and the employee contributes 5%. Once an employee becomes a member of the Aberdeen Group’s pension plan, the Aberdeen Group will provide life insurance coverage that provides death-in-service benefits.

Deferred Bonus. During 2003, the Aberdeen Group implemented a deferred bonus plan designed to encourage the retention of certain key employees identified as critical to the Aberdeen Group’s achievement of its long-term goals. An employee benefit trust was established and funded for the purpose of paying potential awards under this plan. Deferred payments made in the form of cash bonuses were paid to qualifying employees over a three year period from 2004 to 2006.

Long Term Incentive Plan (“LTIP”). The LTIP is administered by an independent professional trustee. Under the LTIP, an award made by the trustee to an eligible participant may take one of the following two forms:

1.	The right to acquire a specified number of shares. The number of shares which may be acquired will be determined by the performance of the Aberdeen Group over the relevant measurement period; or
2.	The acquisition of shares by a participant at the time the award is made. The participant’s ownership of any shares is contingent upon the satisfaction of the Aberdeen Group’s performance targets.

In each case, the rules of the LTIP will ensure that the participant does not acquire ownership of the relevant shares until the end of the measurement period and then only to the extent that the performance targets have been satisfied.

Performance is reviewed on a formal basis once a year and this review influences individual staff members’ subsequent remuneration. The review process looks at all of the ways in which an individual has contributed to the organization, and specifically, in the case of investment managers, to the investment team. Discretionary bonuses are based on a combination of the team and the individual’s performance, as well as industry comparatives and the Aberdeen Group’s performance as a whole. The weighting of these factors varies and overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also contributory factors. Discretionary bonuses generally range from 10% to 50% of a portfolio manager’s annual salary; equity incentives could provide a substantially greater part of compensation over the longer term (3 years or more).

(4) The information in the table below provides information on the newly identified portfolio managers’ ownership of shares of the registrant as of June 27, 2008.

Individual	Dollar Range of Equity Securities in the Registrant Beneficially owner by the Portfolio Manager
Gavin Goodhand	NONE
William Bovingdon	NONE

(b) As of the date of this filing, the information provided in response to Item 8(a)(1), (a)(2), and (a)(3) details the replacement of Alison Briggs and Derek Fulton with Gavin Goodhand and William Bovingdon as portfolio managers identified in the Registrant’s Annual Report on Form N-CSR filed on January 7, 2008.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1 through November 30, 2007	0	0	0	26,507,364

December 1 through December 31, 2007	75,900	5.779	75,900	26,499,774

January 1 through January 31, 2008	297,700	5.974	373,600	26,470,004

February 1 through February 29, 2008	390,000	6.113	763,600	26,431,004

March 1 through March 31, 2008	418,500	6.187	1,182,100	26,389,154

April 1 through April 30, 2008	30,000	6.242	1,212,100	26,386,154

Total	1,212,100	6.063	1,212,100	-

1 The Registrant’s stock repurchase program was announced on March 19, 2001 and further amended by the Fund’s Board of Directors on December 12, 2007. Under the terms of the current program, the Registrant is permitted to repurchase up to 10% of its outstanding shares of common stock, par value $.01 per share, on the open market during any 12 month period if and when the discount to net asset value is at least 8%.

Item 10 – Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2008, there were no material changes to the policies by which stockholders may recommend nominees to the Fund’s Board.

Item 11 – Controls and Procedures.

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Vincent Esposito
Vincent Esposito, President of Aberdeen Asia-Pacific Income Fund, Inc.

  Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent Esposito
Vincent Esposito, President of Aberdeen Asia-Pacific Income Fund, Inc.

  Date: June 27, 2008

By:	/s/ Joseph Malone
Joseph Malone, Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

  Date: June 27, 2008

Exhibit List

12(a)(2) – Rule 30a-2(a) Certifications

12(b) – Rule 30a-2(b) Certifications